COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

225 Franklin Street

Boston, MA 02110

May 1, 2015

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (the Registrant)
Columbia Variable Portfolio - Marsico 21st Century Fund
Columbia Variable Portfolio - Marsico Focused Equities Fund
Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - International Opportunities Fund (formerly known as Columbia Variable Portfolio - Marsico International Opportunities Fund)

Post-Effective Amendment No. 42

File Nos. 333-40265 /811-08481

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on April 30, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Andrew Kirn at (617) 678-9052.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust I